Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 13,621	$ 1,866	¥ 14,024
Allowance for credit losses	(3,517)	(482)	(3,176)	$ (435)	¥ (2,554)	¥ (2,069)
Accounts receivable, net	¥ 10,104	$ 1,384	¥ 10,848